Fair Value Considerations (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Aug. 31, 2015	Jun. 30, 2015
ASSETS
Investment in Acerus	$ 1,769,000	$ 1,041,000		$ 0
LIABILITIES
Warrant derivative liability	346,600	275,992	$ 103,000	0
Contingent consideration	3,929,921	3,869,122		664,000
Fair Value, Inputs, Level 1 [Member]
ASSETS
Investment in Acerus	1,769,000	1,041,000		0
LIABILITIES
Warrant derivative liability	0	0		0
Contingent consideration	0	0		0
Fair Value, Inputs, Level 2 [Member]
ASSETS
Investment in Acerus	0	0		0
LIABILITIES
Warrant derivative liability	0	0		0
Contingent consideration	0	0		0
Fair Value, Inputs, Level 3 [Member]
ASSETS
Investment in Acerus	0	0		0
LIABILITIES
Warrant derivative liability	347,000	276,000		0
Contingent consideration	$ 3,930,000	$ 3,869,000		$ 664,000